Segmental Information - Summary of Information by Reportable Segment - Other Segmental Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reportable segments [line items]
Depreciation and amortisation	$ 65	$ 67	$ 68
Contract assets deduction in revenue	43	37	32
Equity-settled share-based payments cost	37	31	28
Share of profit of associates and joint ventures	(10)	(31)	59
Excluding exceptional items [member]
Disclosure of reportable segments [line items]
Share of profit of associates and joint ventures	(10)	(13)	(1)
Americas [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	24	24	23
Contract assets deduction in revenue	24	21	18
Equity-settled share-based payments cost	10	9	8
Share of profit of associates and joint ventures	(4)
Americas [member] | Excluding exceptional items [member]
Disclosure of reportable segments [line items]
Share of profit of associates and joint ventures		(5)	(1)
EMEAA [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	12	12	13
Contract assets deduction in revenue	18	15	13
Equity-settled share-based payments cost	5	4	4
Share of profit of associates and joint ventures	(6)
EMEAA [member] | Excluding exceptional items [member]
Disclosure of reportable segments [line items]
Share of profit of associates and joint ventures		(8)
Greater China [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	3	4	4
Contract assets deduction in revenue	1	1	1
Equity-settled share-based payments cost	3	2	2
Share of profit of associates and joint ventures	0
Central [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	26	27	28
Contract assets deduction in revenue	0
Equity-settled share-based payments cost	19	$ 16	$ 14
Share of profit of associates and joint ventures	$ 0